Annual Fund Operating Expenses - American Century ETF Trust - American Century Mid Cap Growth Impact ETF Series - American Century Mid Cap Growth Impact ETF Class	Jan. 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%

[1]	The management fee has been restated to reflect a decrease in the management fee effective October 12, 2026.